Related-Party Transactions (Details) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 01, 2020	Jan. 13, 2020	Nov. 11, 2019	Dec. 11, 2018	Mar. 10, 2016	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 03, 2021
Related-Party Transactions (Details) [Line Items]
Percentage of development costs							4.00%		4.00%
Costs incurred							$ 0	$ 128,772	$ 1,360,944	$ 1,276,885
Commissions fee							15,000		15,000
Financing from constellation		$ 9,900,000
Membership purchase agreement					On March 10, 2016, the Company entered into a license agreement with PFHOF, whereby the Company has the ability to license and use certain intellectual property from PFHOF in exchange for the Company paying a fee based on certain sponsorship revenue and expenses.
License agreement, description				the license agreement was amended to change the calculation of the fee to be 20% of eligible sponsorship revenue. The license agreement was further amended in a First Amended and Restated License Agreement, dated September 16, 2019. The license agreement expires on December 31, 2033. During the three months ended March 31, 2021 and 2020, the Company recognized expenses of $105,221 and $1,001,604, respectively, which are included in property operating expenses on the Company’s consolidated statements of operations.
Media license agreement, description	the Company entered into an Amended and Restated Media License Agreement that terminates on December 31, 2034. In consideration of a license to use certain intellectual property of PFHOF, the Company agreed to pay to PFHOF minimum guaranteed license fees of $1,250,000 each year during the term. After the first five years of the agreement, the minimum guarantee shall increase by 3% on a year-over-year basis.		the Company entered into an Amended and Restated Media License Agreement that terminates on December 31, 2034. In consideration of a license to use certain intellectual property of PFHOF, the Company agreed to pay to PFHOF minimum guaranteed license fees of $1,250,000 each year during the term. After the first five years of the agreement, the minimum guarantee shall increase by 3% on a year-over-year basis.
Purchase for parcels of real property											$ 1,750,000
General administrative expenses									275	344,426
IRG Affiliate [Member]
Related-Party Transactions (Details) [Line Items]
Costs incurred									$ 120,000	$ 120,000
PFHOF [Member]
Related-Party Transactions (Details) [Line Items]
Description of services agreement						the HOF Village entered into the Shared Services Agreement with PFHOF. Under the agreement, PFHOF and HOF Village mutually reduced certain outstanding amounts owed between the parties, with PFHOF forgiving $5.15 million owed by HOF Village and HOF Village forgiving $1.2 million owed by PFHOF, which effectively resulted in no outstanding amounts owed between the parties as of March 31, 2020. Additionally, the Company wrote-off the Tom Benson statue, which was valued as of the date of the Shared Services Agreement at $251,000 while the Company had valued it at $300,000. As this is a related party transaction, the Company recorded the resulting difference of $3,699,000 as a contribution from one of its members in the Company’s consolidated balance sheet.
IRG Affiliate [Member]
Related-Party Transactions (Details) [Line Items]
Costs incurred							$ 45,000	$ 45,000